Goodwill and intangible assets (Details Narrative)	6 Months Ended	12 Months Ended
	Jun. 30, 2026 EUR (€) USD ($)	Dec. 31, 2025 EUR (€)
IfrsStatementLineItems [Line Items]
Impairment of intangible asset		€ 1,060,000
Impairment loss	€ 27,300,000
Disposal cost percentage	1.00%
Goodwill carrying amount	€ 23,700,000
Notional goodwill	€ 500,000
Level 3 of fair value hierarchy [member]
IfrsStatementLineItems [Line Items]
Closing rate	1.1417